UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-22058
Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Dividend Growth Fund (JTD)
September 30, 2007

Shares	Description (1)				Value

	Common Stocks – 83.2% (72.3% of Total Investments)

	Aerospace & Defense – 2.3%

101,858	Raytheon Company				$6,500,578

	Air Freight & Logistics – 1.4%

52,570	United Parcel Service, Inc., Class B				3,948,007

	Beverages – 2.1%

104,090	Coca-Cola Company				5,982,052

	Chemicals – 1.3%

75,995	E.I. Du Pont de Nemours and Company				3,766,312

	Commercial Banks – 11.0%

113,813	Bank of America Corporation				5,721,380
26,615	BB&T Corporation				1,074,980
105,203	Cullen/Frost Bankers, Inc.				5,272,774
64,680	Fifth Third Bancorp.				2,191,358
86,085	Lloyds TSB Group PLC, Sponsored ADR				3,827,339
34,711	Regions Financial Corporation				1,023,280
169,804	U.S. Bancorp				5,523,724
22,583	Wachovia Corporation				1,132,537
148,450	Washington Mutual, Inc.				5,241,770

	Total Commercial Banks				31,009,142

	Commercial Services & Supplies – 2.1%

156,180	Waste Management, Inc.				5,894,233

	Communications Equipment – 2.6%

195,325	Nokia Oyj, Sponsored ADR				7,408,677

	Diversified Financial Services – 1.8%

110,176	Citigroup Inc.				5,141,914

	Diversified Telecommunication Services – 3.8%

137,118	AT&T Inc.				5,801,463
58,055	Telefonica SA				4,863,848

	Total Diversified Telecommunication Services				10,665,311

	Electric Utilities – 7.5%

72,590	Enel SpA, Sponsored ADR				4,091,898
76,127	Exelon Corporation				5,736,931
95,329	FPL Group, Inc.				5,803,630
117,615	PPL Corporation				5,445,575

	Total Electric Utilities				21,078,034

	Electrical Equipment – 2.3%

120,846	Emerson Electric Co.				6,431,424

	Food Products – 0.3%

31,986	Kraft Foods Inc.				1,103,837

	Health Care Equipment & Supplies – 2.2%

75,985	Becton, Dickinson and Company				6,234,569

	Hotels, Restaurants & Leisure – 2.1%

175,864	YUM! Brands, Inc.				5,949,479

	Household Products – 1.6%

63,075	Procter & Gamble Company				4,436,696

	Industrial Conglomerates – 2.1%

146,508	General Electric Company				6,065,431

	Insurance – 1.9%

303,016	Fidelity National Title Group Inc., Class A				5,296,720

	IT Services – 2.0%

138,083	Paychex, Inc.				5,661,403

	Machinery – 2.2%

73,572	PACCAR Inc.				6,272,013

	Media – 2.1%

377,488	Pearson Public Limited Company				5,835,964

	Metals & Mining – 2.4%

54,837	Southern Copper Corporation				6,790,466

	Multi-Utilities – 1.3%

44,660	Dominion Resources, Inc.				3,764,838

	Oil, Gas & Consumable Fuels – 6.9%

16,153	BP Amoco PLC				1,120,211
66,756	Chevron Corporation				6,247,026
111,737	Equitable Resources Inc.				5,795,798
76,418	Royal Dutch Shell PLC, Class A				6,280,031

	Total Oil, Gas & Consumable Fuels				19,443,066

	Pharmaceuticals – 6.0%

116,454	Abbott Laboratories				6,244,263
98,679	Eli Lilly and Company				5,617,795
76,670	Merck & Co. Inc.				3,963,072
44,697	Pfizer Inc.				1,091,948

	Total Pharmaceuticals				16,917,078

	Semiconductors & Equipment – 2.2%

169,484	Microchip Technology Incorporated				6,155,659

	Specialty Retail – 1.1%

97,935	Home Depot, Inc.				3,177,011

	Thrifts & Mortgage Finance – 4.5%

434,173	Hudson City Bancorp, Inc.				6,677,581
318,913	New York Community Bancorp, Inc.				6,075,293

	Total Thrifts & Mortgage Finance				12,752,874

	Tobacco – 4.1%

80,374	Altria Group, Inc.				5,588,404
71,894	Loews Corp – Carolina Group				5,911,844

	Total Tobacco				11,500,248

	Total Common Stocks (cost $229,990,907)				235,183,036

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 20.1% (17.5% of Total Investments)

	Capital Markets – 2.2%

42,700	Bear Stearns Capital Trust III	7.800%		A2	$1,075,186
700	Bear Stearns Companies, Series E, (3)	6.150%		A-	33,425
25,000	Deutsche Bank Capital Funding Trust IX	6.625%		Aa3	599,500
75,000	Goldman Sachs Group Inc., (3)	6.200%		A	1,812,000
45,000	Lehman Brothers Holdings Inc., Series F, (3)	6.500%		A-	1,116,000
65,000	Merrill Lynch and Company, Inc., (3)	6.375%		A	1,558,700

	Total Capital Markets				6,194,811

	Commercial Banks – 5.6%

1,300	BAC Capital Trust II	7.000%		Aa2	32,266
2,400	BAC Capital Trust V	6.000%		Aa3	54,144
75,000	Banco Santander Series 144A	6.800%		Aa3	1,741,410
50,000	Banco Santander, 144A	6.500%		A	1,157,815
800	Banco Santander	6.410%		Aa3	17,752
50,400	Bank of America Corporation, Series D, (3)	6.204%		Aa3	1,239,840
20,000	Bank of America Corporation, (3)	6.625%		Aa3	502,000
50,000	Barclays Bank PLC	7.100%		Aa3	1,250,000
52,300	Barclays Bank PLC	6.625%		Aa3	1,265,137
23,200	Fleet Capital Trust VIII	7.200%		Aa2	581,856
15,200	HSBC Holdings PLC, Series A	6.200%		A1	341,392
55,200	HSBC USA Inc., (3)	6.500%		A	1,392,144
75,000	National City Capital Trust IV	0.000%		A2	1,882,875
50,000	Royal Bank of Scotland Group PLC	6.600%		Aa3	1,167,500
50,000	Royal Bank of Scotland PLC, Series T	7.250%		Aa3	1,255,000
54,700	USB Capital Trust XI	6.600%		A1	1,284,356
2,500	Wells Fargo Capital Trust V	7.000%		Aa2	62,275
31,400	Wells Fargo Capital Trust XI	6.250%		AA-	715,606

	Total Commercial Banks				15,943,368

	Computers & Peripherals – 0.0%

100	IBM Trust V,Corporate Backed Trust Certificates	6.400%		A+	2,421

	Consumer Finance – 0.3%

35,000	MBNA Corporation, Capital Trust D	8.125%		Aa2	878,500

	Diversified Financial Services – 3.3%

5,800	BAC Capital Trust XII	6.875%		Aa3	146,160
25,000	Citigroup Capital Trust VII	7.125%		Aa2	625,500
24,500	Citigroup Capital Trust VIII	6.950%		Aa2	600,005
75,000	CitiGroup Capital XIX	7.250%		Aa2	1,919,250
1,300	Citigroup Capital XVI	6.450%		Aa2	30,433
30,400	Deutsche Bank Capital Funding Trust VIII	6.375%		A	697,680
75,000	General Electric Capital Corporation	6.625%		AAA	1,867,500
75,000	General Electric Capital Corporation	6.000%		AAA	1,811,250
25,000	ING Group N.V.	7.200%		A1	608,750
35,000	ING Group N.V.	7.050%		A	846,300
2,000	JPMorgan Chase Capital Trust X	7.000%		Aa3	49,700

	Total Diversified Financial Services				9,202,528

	Electric Utilities – 2.7%

70,000	Alabama Power Company, (3)	5.625%		BBB+	1,776,250
700	DTE Energy Trust I	7.800%		Baa3	17,773
3,000	Entergy Louisiana LLC	7.600%		A-	75,060
19,800	FPC Capital I	7.100%		Baa2	483,120
50,000	FPL Group Capital Inc.	7.450%		A3	1,280,000
47,000	Georgia Power Company	6.375%		AAA	1,193,800
61,300	PPL Capital Funding, Inc.	6.850%		Baa2	1,458,940
50,000	PPL Electric Utilities Corporation, (3)	6.250%		BBB	1,273,440
4,500	PSEG Funding Trust II	8.750%		Baa3	113,445
300	Virginia Power Capital Trust	7.375%		Baa2	7,527

	Total Electric Utilities				7,679,355

	Insurance – 1.7%

75,000	Ace Ltd., Series C	7.800%		BBB	1,917,000
10,000	Aegon N.V.	6.875%		A-	238,700
44,600	Aegon N.V.	6.375%		A-	992,350
1,800	Arch Capital Group Limited	8.000%		BBB-	45,990
2,000	Endurance Specialty Holdings Limited	7.750%		BBB-	50,360
30,000	MetLife Inc., Series A, (3)	6.694%		Baa1	757,500
35,000	RenaissanceRe Holdings Limited, Series C	6.080%		BBB+	704,900
500	XL Capital Ltd, Series B	7.625%		Baa1	12,415

	Total Insurance				4,719,215

	Media – 0.4%

50,000	Comcast Corporation	7.000%		BBB+	1,247,500

	Real Estate Investment Trust – 0.9%

100,000	Wachovia Preferred Funding Corporation	7.250%		A2	2,604,000

	U.S. Agency – 2.8%

25,000	Federal Home Loan Mortgage Corporation, (3)	5.000%		AA-	1,025,000
25,000	Federal Home Loan Mortgage Corporation, (3)	5.100%		AA-	1,025,750
75,000	Federal Home Loan Mortgage Corporation, (3)	5.570%		AA-	1,659,000
50,100	Federal Home Loan Mortgage Corporation, (3)	6.020%		AA-	1,222,941
30,000	Federal National Mortgage Association	0.000%		AA-	756,000
1,500	Federal National Mortgage Association, (3)	5.125%		AA-	63,525
25,000	Federal National Mortgage Association, (3)	5.380%		AA-	1,088,750
25,000	Federal National Mortgage Association, (3)	5.810%		AA-	1,166,250

	Total U.S. Agency				8,007,216

	Wireless Telecommunication Services – 0.2%

11,800	United States Cellular Corporation	8.750%		A-	298,186

	Total $25 Par (or similar) Preferred Securities (cost $57,431,395)				56,777,100

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 1.1% (1.0% of Total Investments)

	Airlines – 0.0%

$14	Continental Airlines	6.541%	9/15/09	B	$14,277

	Capital Markets – 0.5%

1,000	Goldman Sachs Group, Inc.	6.450%	5/01/36	A+	978,871
500	JPM Chase Capital XXV	6.800%	10/01/37	Aa3	502,361

1,500	Total Capital Markets				1,481,232

	Insurance – 0.1%

230	Liberty Mutual Group Inc., 144A	7.500%	8/15/36	BBB	236,462

	Media – 0.4%

1,000	News America Inc.	7.625%	11/30/28	BBB	1,094,459

	Thrifts & Mortgage Finance – 0.1%

350	Countrywide Home Loan Inc.	4.250%	12/19/07	A-	345,967

$3,094	Total Corporate Bonds (cost $3,090,313)				3,172,397

Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 0.7% (0.6% of Total Investments)

	Commercial Banks – 0.2%

500	Royal Bank of Scotland Group PLC, Series U, WI/DD	0.000%	3/31/49	A1	$522,500

	Electric Utilities – 0.4%

1	Consolidated Edison Company of New York Inc., (3)	5.000%	8/01/53	A3	126,812
10	Southern California Edison Company, Series C, (3)	6.000%	4/30/56	Baa2	1,014,375

11	Total Electric Utilities				1,141,187

	Insurance – 0.1%

370	Liberty Mutual Group	7.800%	3/15/37	Baa3	361,104

	Total Capital Preferred Securities (cost $1,898,407)				2,024,791

Shares	Description (1)				Value

	Investment Companies – 0.6% (0.5% of Total Investments)

100,000	Blackrock Preferred Income Strategies Fund				$1,765,000

	Total Investment Companies (cost $1,911,560)				1,765,000

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	U.S. Government and Agency Obligations – 0.3% (0.2% of Total Investments)

$675	United States of America Treasury Notes	5.125%	6/30/08		$680,010

$675	Total U.S. Government and Agency Obligations (cost $678,961)				680,010

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 9.1% (7.9% of Total Investments)

	Certificates of Deposit 1.8%

$5,000	Canadian Imperial Bank of Commerce	5.270%	10/01/07		$5,000,000

	Repurchase Agreements 7.3%

20,574	Repurchase Agreement with State Street Bank, dated 9/28/07, repurchase price $20,580,893 collateralized by $7,465,000 U.S. Treasury Bonds, 4.750%, due 8/15/17, value $7,586,306 and $13,995,000 U.S. Treasury Bonds, 4.500%, due 2/15/36, value $13,400,212	3.750%	10/01/07		20,574,463

$25,574	Total Short-Term Investments (cost $25,574,463)				25,574,463

	Total Investments (cost $320,576,006) – 115.1%				325,176,797

		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value

	Call Options Written – (0.3)% (5)
(260)	S&P 500 INDEX	$(39,910,000)	10/18/07	$1,535	$(520,000)
(260)	S&P 500 INDEX	(40,300,000)	10/18/07	1,550	(317,200)

(520)	Total Call Options Written (premiums received $1,324,440)	(80,210,000)			(837,200)

	Other Assets Less Liabilities – (2.1)%				(5,821,626)

	FundPreferred Shares, at Liquidation Value – (12.7)%				(36,000,000)

	Net Assets Applicable to Common Shares – 100%				$282,517,971

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(5)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, recognition of income on REIT investments, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $320,576,131.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$11,583,213
Depreciation	(6,982,547)

Net unrealized appreciation (depreciation) of investments	$4,600,666

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.